Share based compensation (Tables)	9 Months Ended
Sep. 30, 2023
Share based compensation
Schedule of activities of the share options

		Weighted		Aggregate
	Number of	average	Weighted remaining	intrinsic
	share options	exercise price per share	contractual years	value
		RMB		RMB
Outstanding at January 1, 2023	21,444,931	5.78	8.35	764,494
Grant	4,657,083	21.04
Forfeiture	(1,000)	0.07
Exercise	(19,427,760)	5.44
Outstanding at September 30, 2023	6,673,254	18.74	9.18	180,862
Exercisable as of September 30, 2023	5,061,516	19.45	9.29	133,571

Schedule of assumptions used in estimating the fair value of the share options on the date of grant using the binomial option pricing model

For the nine months ended
September 30,
2023
Risk-free rate of return(1)	3.4-3.8%
Volatility(2)	40.2%-46.5%
Expected dividend yield(3)	0%
Fair value of ordinary share (in RMB)(4)	42.0-62.9
Exercise Multiple(5)	2.2-2.8
Expected term(6)	10
(1)	Risk-free rate was estimated based on the yield of USD Treasury Strips for share options granted under the Public Company Plan as of the valuation date for a term consistent with the option life.
(2)	Expected volatility was assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected term of each grant.
(3)	The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the share options.
(4)	The fair value of the underlying ordinary share is the closing price of the Company's ordinary shares traded in the open market as of the grant date.
(5)	The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely accepted academic research publication.
(6)	The expected term is the contract life of the option from grant date.

Schedule of share-based compensation expenses recognized

For the nine months ended
September 30, 2023
RMB
Hotel operating costs	1,235
Selling and marketing expenses	370
General and administrative expenses	159,897
Total	161,502